Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Accumulated (Deficit) Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]
Beginning balance at Dec. 31, 2013	$ 128,376	$ 46,316	$ 114,365	$ (10,823)	$ (17,235)	$ (4,247)
Balance, shares at Dec. 31, 2013		48,184	7,707,917
Net income	9,528			9,528
Other comprehensive income (loss)	4,200					4,200
Cash dividends ($0.19, $0.20, and $0.22 per share for the year 2014, 2015 and 2016 respectively)	(1,465)			(1,465)
Preferred stock dividends	(1,873)			(1,873)
Redemption of Series A preferred stock	(22,857)	$ (23,184)		327
Redemption of Series A preferred stock, shares		(23,184)
Ending balance at Dec. 31, 2014	115,909	$ 23,132	$ 114,365	(4,306)	(17,235)	(47)
Balance, shares at Dec. 31, 2014		25,000	7,707,917
Net income	12,745			12,745
Other comprehensive income (loss)	(448)					(448)
Conversion of Series B preferred shares to common shares		$ (859)	$ 859
Conversion of Series B preferred shares to common shares, shares		(928)	118,678
Stock-based compensation	106		$ 106
Stock-based compensation, shares			16,983
Cash dividends ($0.19, $0.20, and $0.22 per share for the year 2014, 2015 and 2016 respectively)	(1,562)			(1,562)
Preferred stock dividends	(1,577)			(1,577)
Ending balance at Dec. 31, 2015	125,173	$ 22,273	$ 115,330	5,300	(17,235)	(495)
Balance, shares at Dec. 31, 2015		24,072	7,843,578
Net income	17,217			17,217
Other comprehensive income (loss)	(1,842)					(1,842)
Conversion of Series B preferred shares to common shares	(1)	$ (3,323)	$ 3,322
Conversion of Series B preferred shares to common shares, shares		(3,591)	459,192
Stock-based compensation	323		$ 323
Stock-based compensation, shares			40,739
Cash dividends ($0.19, $0.20, and $0.22 per share for the year 2014, 2015 and 2016 respectively)	(1,753)			(1,753)
Preferred stock dividends	(1,501)			(1,501)
Ending balance at Dec. 31, 2016	$ 137,616	$ 18,950	$ 118,975	$ 19,263	$ (17,235)	$ (2,337)
Balance, shares at Dec. 31, 2016		20,481	8,343,509